Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2022, December 31, 2021 and December 31, 2020, as required by SEC rules.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)		Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2) ($)		Value of Initial Fixed $100 Investment Based on:		Net Income (5) ($mm)	Adjusted EPS (6) ($)
							Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)

2022	$6,245,259	($20,486,138	) (7)	$2,782,307	($1,231,650	) (7)	$378	$117	$22	$2.42

2021	$7,680,578	$42,840,278	(7)	$3,378,068	$7,915,780	(7)	$843	$151	$222	$4.10

2020	$7,628,179	$56,613,156	(7)	$2,277,468	$8,482,353	(7)	$524	$125	$30	$2.26

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Edward A. Pesicka.

(2)
In calculating the ‘compensation actually paid’ (CAP) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant (except for changes due to the relevant measurement date).

(3)
The names of each of the
non-PEO
NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Andrew G. Long, Alexander J. Bruni, Nicholas J. Pace, Daniel J. Starck, Tammy L. Gomez and Jeffrey T. Jochims; (ii) for fiscal year 2021, Andrew G. Long, Jeffrey T. Jochims, Christopher M. Lowery, Nicholas J. Pace and Mark P. Zacur; and (iii) for fiscal year 2020, Andrew G. Long, Jeffrey T. Jochims and Christopher M. Lowery.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
Russell 3000 Medical Equipment and Services Sector Index.

(5)	Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.

(6)
We have selected Adjusted EPS as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2022. Adjusted EPS is a non-GAAP
financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net income reported in accordance with U.S. GAAP. Charges excluded from Adjusted EPS and other non-GAAP
financial measures include intangible amortization, acquisition-related and exit and realignment charges, and other adjustments. Adjusted EPS and other non-GAAP
financial measures included in this Proxy Statement and a reconciliation to the most comparable GAAP equivalent financial measure for the years ended December 31, 2022, 2021, and 2020 are described in the Company’s Current Reports on Form
8-K
filed with the SEC on February 28, 2023 and February 23, 2022.

(7)
For fiscal years 2022, 2021 and 2020 the CAP to the PEO and the average CAP to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2022, 2021 and 2020, as applicable, computed in accordance with Item 402(v) of Regulation
S-K:

	2020		2021		2022

Adjustments	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,400,000)	$(733,333)	$(4,400,000)	$(1,700,000)	$(4,915,897)	$(1,950,021)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$24,624,886	$4,104,161	$8,409,551	$2,841,429	$1,141,587	$378,830

Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	—	—	—	—	—

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$28,689,464	$2,573,437	$29,692,842	$2,961,055	$(21,056,470)	$(2,249,301)

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$64,068	$259,703	$1,440,780	$433,444	$(1,903,417)	$(193,567)

Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	—

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$6,559	$918	$16,527	$1,784	$2,800	$103

Total adjustments	$48,984,977	$6,204,886	$35,159,700	$4,537,712	$(26,731,397)	$(4,013,956)

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Andrew G. Long, Alexander J. Bruni, Nicholas J. Pace, Daniel J. Starck, Tammy L. Gomez and Jeffrey T. Jochims; (ii) for fiscal year 2021, Andrew G. Long, Jeffrey T. Jochims, Christopher M. Lowery, Nicholas J. Pace and Mark P. Zacur; and (iii) for fiscal year 2020, Andrew G. Long, Jeffrey T. Jochims and Christopher M. Lowery
Peer Group Issuers, Footnote [Text Block]

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
Russell 3000 Medical Equipment and Services Sector Index.

PEO Total Compensation Amount	$ 6,245,259	$ 7,680,578	$ 7,628,179
PEO Actually Paid Compensation Amount	$ (20,486,138)	42,840,278	56,613,156
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022

Adjustments	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,400,000)	$(733,333)	$(4,400,000)	$(1,700,000)	$(4,915,897)	$(1,950,021)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$24,624,886	$4,104,161	$8,409,551	$2,841,429	$1,141,587	$378,830

Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	—	—	—	—	—

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$28,689,464	$2,573,437	$29,692,842	$2,961,055	$(21,056,470)	$(2,249,301)

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$64,068	$259,703	$1,440,780	$433,444	$(1,903,417)	$(193,567)

Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	—

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$6,559	$918	$16,527	$1,784	$2,800	$103

Total adjustments	$48,984,977	$6,204,886	$35,159,700	$4,537,712	$(26,731,397)	$(4,013,956)

Non-PEO NEO Average Total Compensation Amount	$ 2,782,307	3,378,068	2,277,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,231,650)	7,915,780	8,482,353
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022

Adjustments	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs	PEO	Avg. Non- PEO NEOs

Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	$(4,400,000)	$(733,333)	$(4,400,000)	$(1,700,000)	$(4,915,897)	$(1,950,021)

Increase in fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$24,624,886	$4,104,161	$8,409,551	$2,841,429	$1,141,587	$378,830

Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	—	—	—	—	—	—

Change in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$28,689,464	$2,573,437	$29,692,842	$2,961,055	$(21,056,470)	$(2,249,301)

Change in fair value of awards granted during prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$64,068	$259,703	$1,440,780	$433,444	$(1,903,417)	$(193,567)

Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	—	—

Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$6,559	$918	$16,527	$1,784	$2,800	$103

Total adjustments	$48,984,977	$6,204,886	$35,159,700	$4,537,712	$(26,731,397)	$(4,013,956)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link CAP to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures

Adjusted EPS

Revenue

Adjusted operating income

Total Shareholder Return Amount	$ 378	843	524
Peer Group Total Shareholder Return Amount	117	151	125
Net Income (Loss)	$ 22,000,000	$ 222,000,000	$ 30,000,000
Company Selected Measure Amount	2.42	4.1	2.26
PEO Name	Edward A. Pesicka.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	We have selected Adjusted EPS as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link CAP to our NEOs to company performance for fiscal year 2022. Adjusted EPS is a non-GAAP
financial measure, which excludes items and charges that (i) management does not believe reflect the Company’s core business and relate more to strategic, multi-year corporate activities; or (ii) relate to activities or actions that may have occurred without predictable trends from net income reported in accordance with U.S. GAAP. Charges excluded from Adjusted EPS and other non-GAAP
financial measures include intangible amortization, acquisition-related and exit and realignment charges, and other adjustments. Adjusted EPS and other non-GAAP
financial measures included in this Proxy Statement and a reconciliation to the most comparable GAAP equivalent financial measure for the years ended December 31, 2022, 2021, and 2020 are described in the Company’s Current Reports on Form
8-K
	filed with the SEC on February 28, 2023 and February 23, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (26,731,397)	$ 35,159,700	$ 48,984,977
PEO [Member] | Increase In Fair Value Of Awards Granted That Remain Unvested And Determined As Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,141,587	8,409,551	24,624,886
PEO [Member] | Increase In Fair Value Of Awards Granted That Remain Vested During Fy And Determined As Applicable As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,056,470)	29,692,842	28,689,464
PEO [Member] | Change In Fair Value Of Awards Granted During Prior Fy That Vested During Applicable Fy, Determined Based On Change In Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,903,417)	1,440,780	64,068
PEO [Member] | Reduction Of Fair Value Of Awards Granted During Prior Fy That Were Forfeited During Applicable Fy, Determined As Of Prior Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable Fy Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,800	16,527	6,559
PEO [Member] | Deduction for amounts reported in the Stock Awards and Option Awards columns in the SCT for applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,915,897)	(4,400,000)	(4,400,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,013,956)	4,537,712	6,204,886
Non-PEO NEO [Member] | Increase In Fair Value Of Awards Granted That Remain Unvested And Determined As Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	378,830	2,841,429	4,104,161
Non-PEO NEO [Member] | Increase In Fair Value Of Awards Granted That Remain Vested During Fy And Determined As Applicable As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End, Determined Based On Change In Fair Value From Prior Fy End To Applicable Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,249,301)	2,961,055	2,573,437
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted During Prior Fy That Vested During Applicable Fy, Determined Based On Change In Fair Value From Prior Fy End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,567)	433,444	259,703
Non-PEO NEO [Member] | Reduction Of Fair Value Of Awards Granted During Prior Fy That Were Forfeited During Applicable Fy, Determined As Of Prior Fy End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Applicable Fy Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103	1,784	918
Non-PEO NEO [Member] | Deduction for amounts reported in the Stock Awards and Option Awards columns in the SCT for applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,950,021)	$ (1,700,000)	$ (733,333)